Receivables (Schedule of Trade Accounts Receivables Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net, Current [Abstract]
Accounts receivable - trade	$ 330,855		$ 503,917
Allowance for doubtful accounts	(7,393)		(8,468)	$ (6,505)	$ (1,446)
Accounts receivable - trade, net	$ 323,462	$ 447,421	$ 495,449